CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Current assets
Cash and cash equivalents	$ 575,152	$ 114,809
Accounts receivable, net	22,636,995	401,399
Advance to suppliers	18,006,908	290,260
Inventories, net	1,599,069	197,198
Due from Related parties	$ 626,207	$ 253,626
Other Liability, Current, Related and Nonrelated Party Status [Extensible Enumeration]	Related party	Related party
Other assets	$ 3,485,881	$ 780,859
Total current assets	46,930,212	2,038,151
Non-current assets
Right-of-use asset	126,388	0
Property and equipment, net	22,521	20,804
Intangible assets	5,277	0
Total non-current assets	154,186	20,804
TOTAL ASSETS	47,084,398	2,058,955
Current liability
Bank loan	3,933,853	0
Accounts payable	19,597,987	234,775
Contract liabilities	7,316,569	392,549
Operating lease liability-current	110,135	0
Other liabilities	5,455,302	2,879,024
Total current liability	36,413,846	3,506,348
Non-current liabilities
Deposits from direct financing leases	1,787,291	1,797,532
Long-term bank loan	2,621,572	0
Total non-current liabilities	8,574,373	3,676,514
Total Liabilities	44,988,219	7,182,862
Stockholders' Deficit
Common stock (par value $0.0001 per share, 100,000,000 shares authorized; 19,837,642 issued and outstanding at June 30, 2023 and 2024)	1,984	1,984
Additional paid-in capital	214,026,180	211,962,111
Statutory reserve	5,465,625	4,687,085
Accumulated losses	(199,055,605)	(198,838,994)
Accumulated other comprehensive losses	(22,751,325)	(23,120,642)
Total Stockholders' Deficit	(2,313,141)	(5,308,456)
Non-controlling interests	4,409,320	184,549
Total Deficit	2,096,179	(5,123,907)
TOTAL LIABILITIES AND DEFICIT	47,084,398	2,058,955
Related party
Non-current liabilities
Due to Related parties	2,932,725	633,627
Nonrelated Party
Non-current liabilities
Due to Related parties	$ 1,232,785	$ 1,245,355